SHARE CAPITAL - Disclosure of black-scholes valuation of stock options granted (Details)	12 Months Ended
	Dec. 31, 2024 Year $ / shares	Dec. 31, 2023 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annualized volatility	60.00%
Risk free interest rate	3.08%
Expected life	2.25
Expected dividends	0.00%	0.00%
Weighted average of strike price of options granted | $ / shares	$ 1.11	$ 1.98
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annualized volatility		51.79%
Risk free interest rate		3.27%
Expected life		1
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annualized volatility		61.47%
Risk free interest rate		4.43%
Expected life		3.5